Fair Value Measurements - Summary Of Debt Securities, Available-For-Sale (Parenthetical) (Detail) - Surrozen Inc [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Short term investments	$ 6,598	$ 14,200	$ 0
Available for sale debt securities in continuous unrealized position for less than twelve months	0	1,100
Debt securities available for sale continuous position less than twelve months accumulated loss		1,000
Marketable Securities With Maturity Of Less Than Three Months [Member]
Debt Securities, Available-for-sale [Line Items]
Marketable securities at fair value	6,600
Marketable Securities With Maturity Of Less Than Three Months [Member] | Cash and Cash Equivalents [Member]
Debt Securities, Available-for-sale [Line Items]
Marketable securities at fair value	$ 2,200	$ 2,200